Taxes	6 Months Ended
Jun. 30, 2024
Taxes [Abstract]
TAXES

NOTE 12 – TAXES

(a)	Corporate income taxes

The Company is subject to income taxes on an entity basis on income arising in or derived from the location in which each entity is domiciled.

ReTo was incorporated in the BVI and is exempt from paying income tax. REIT Holdings is registered in Hong Kong as a holding company.

The Company’s PRC subsidiaries are subject to PRC income tax, which is computed according to the relevant laws and regulations in the PRC. Under the EIT Law, the corporate income tax rate applicable to all companies, including both domestic and foreign-invested companies, is 25%. Beijing REIT and IoV Technology Research were recognized as HNTE by PRC government and subject to a favorable income tax rate of 15% for six months ended June 30, 2023 and 2024. Hainan Yile IoT was recognized as a HNTE by PRC government and subject to a favorable income tax rate of 15% for six months ended June 30, 2023 and 2024.

The following table reconciles income tax expense by statutory rate to the Company’s actual income tax expense:

	For the Six Months Ended June 30,
	2024	2023
China Statutory income tax rate	25.0%	25.0%
Effect of favorable income tax rate in certain entity in PRC	(0.2)%	(2.2)%
Non-PRC entities not subject to PRC tax (3)	(7.9)%	(8.2)%
Research & Development (“R&D”) tax credit (1)	2.6%	1.7%
Non-deductible expenses - permanent difference (1)	(2.4)%	1.5%
Change in valuation allowance	(14.8)%	(17.8)%
Effective tax rate	2.2%	0.0%

(1)	Represents the tax losses incurred from operations outside of China.

(2)	According to PRC tax regulations, 200% of current year R&D expense approved by the local tax authority may be deducted from tax income.

(3)	Represents expenses incurred by the Company that were not deductible for PRC income tax.

The breakdown of the Company’s loss before income tax provision is as follows:

	For the Six Months Ended June 30,
	2024	2023
Loss before income tax expense from China	$(326,101)	(7,658,140)
Loss before income tax expense from outside of China	(406,912)	(3,985,666)
Total loss before income tax provision	$(733,013)	(11,643,806)

Loss before income tax expense from outside of China represents the losses incurred in ReTo and REIT India which are companies incorporated outside of China.

The income tax provision (benefit) for the six months ended June 30, 2024 and 2023 were as follows:

	For the Six Months Ended June 30,
	2024	2023
Current	$-	$52
Deferred	(16,380)	-
Total	$(16,380)	$52

Deferred income taxes reflect the net effects of temporary difference between the carrying amounts of assets and liabilities for financial statement purposes and the amounts used for income tax purposes. The Company periodically evaluates the likelihood of the realization of deferred tax assets and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized. Due to continuous losses incurred, the Company provided full allowance on the deferred tax assets as of June 30, 2024 and December 31, 2023.

Deferred tax asset	June 30, 2024	December 31, 2023
Provision of doubtful accounts	$2,266,110	$2,391,460
Tax loss carried forwards	8,865,851	8,276,814
Valuation allowance on tax losses	(11,131,961)	(10,668,274)
	$-	$-

(b)	VAT

The Company is subject to VAT for selling products in China. The applicable VAT rate is 13% for products sold in the PRC. The amount of VAT liability is determined by applying the applicable tax rate to the invoiced amount of goods sold (output VAT) less VAT paid on purchases made with the relevant supporting invoices (input VAT). Under the commercial practice of the PRC, the Company pays VAT based on tax invoices issued.

(c)	Taxes Payable

The Company’s taxes payable consists of the following:

	As of June 30,	As of December 31,
	2024	2023
	(Unaudited)
VAT tax payable	$377,992	$320,946
Corporate income tax payable	1,615,700	1,653,827
Land use tax and other taxes payable	16,009	12,162
Total	$2,009,701	$1,986,935

As of June 30, 2024 and December 31, 2023, the Company had tax payables of approximately $2.0 million and $2.0 million, respectively, mostly related to the unpaid income tax and business tax in China. For the six months ended June 30, 2024 and 2023, the Company has not received any penalty or interest charge notice from local tax authorities. Due to uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these unpaid tax balances. The final outcome of this tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of the statute of limitations. The Company believes it is likely that the Company can reach an agreement with the local tax authority to fully settle its tax payables in a short term but cannot guarantee such settlement will ultimately occur.